Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
We recorded share-based compensation expense and related tax benefit within our consolidated statements of income as follows:

	Years Ended December 31,
	2015	2014	2013
	(in thousands)
Operating expenses	$4,650	$3,131	$2,087
General and administrative expenses	7,884	7,353	7,228
Share-based compensation expense	12,534	10,484	9,315
Tax benefit (a)	(2,690)	(2,154)	(2,113)
Total	$9,844	$8,330	$7,202

(a)	The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of income.
Stock Options
On March 31, 2011, the Board approved the creation of the Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan (the “2011 Stock Plan”), which provides for issuance of common stock options, as well as share appreciation rights, restricted shares, restricted share units and other equity based or equity related awards to directors, officers, employees and consultants. The Board also resolved that 7.2 million common shares of Pacific Drilling S.A. be reserved and authorized for issuance pursuant to the terms of the 2011 Stock Plan. On March 4, 2014, the Board approved an amendment to the 2011 Stock Plan increasing the number of common shares reserved and available for issuance from 7.2 million to 15.9 million.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model utilizing the assumptions noted in the table below. Given the insufficient historical data available regarding the volatility of the Company’s traded share price, expected volatility of the Company’s share price does not solely provide a reasonable basis for estimating volatility. Instead, the expected volatility utilized in our Black-Scholes valuation model is based on the volatility of the Company’s traded share price for the period available following the initial public offering of our shares and the implied volatilities from the expected volatility of a representative group of our publicly listed industry peer group for prior periods. Additionally, given the lack of historical data available, the expected terms of the options is calculated using the simplified method because the historical option exercise experience of the Company does not provide a reasonable basis for estimating expected term. Options granted generally vest 25% annually over four years, have a 10-year contractual term and will be settled in shares of our stock. The risk free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.
During the years ended December 31, 2015, 2014 and 2013, the fair value of the options granted was calculated using the following weighted-average assumptions:

	2015 Stock Options	2014 Stock Options	2013 Stock Options
Expected volatility	40.9%	46.3%	47.3%
Expected term (in years)	6.25	6.25	6.25
Expected dividends	—	—	—
Risk-free interest rate	1.7%	1.9%	1.2%

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2015 is as follows:

	Number of Shares Under Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2015	5,029	$10.00
Granted	2,729	3.51
Exercised	—	—
Cancelled or forfeited	(1,356)	9.21
Outstanding — December 31, 2015	6,402	$7.40	7.7	$—
Exercisable — December 31, 2015	2,824	$9.98	5.7	$—

 The weighted-average grant date fair value of options granted during the years ended December 31, 2015, 2014 and 2013 was $1.49, $5.10 and $4.46, respectively.
During the years ended December 31, 2015, 2014 and 2013, there were 0, 0.1 million and 0 options exercised respectively. As of December 31, 2015, total compensation costs related to nonvested option awards not yet recognized was $5.3 million and was expected to be recognized over 2.5 years.
Restricted Stock Units
Pursuant to the 2011 Stock Plan, the Company has granted restricted stock units to certain members of our Board of Directors, executives and employees. Restricted stock units granted by the Company will be settled in shares of our stock and generally vest over a period of two to four years. The fair value of restricted stock units is determined using the market value of our shares on the date of grant.
A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2015 was as follows:

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested—January 1, 2015	1,767	$9.99
Granted	2,393	3.64
Vested	(1,199)	8.09
Cancelled or forfeited	(469)	6.95
Nonvested—December 31, 2015	2,492	$5.39

The weighted-average grant-date fair value of restricted stock units granted was $10.06 and $9.93 per share for the years ended December 31, 2014 and 2013, respectively. The total grant-date fair value of the restricted stock units vested was $9.7 million, $4.1 million and $1.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.
As of December 31, 2015, total compensation costs related to nonvested restricted stock units not yet recognized was $8.2 million and is expected to be recognized over a weighted-average period of 2.6 years.